REVENUE (Details Narrative)	3 Months Ended
Mar. 31, 2020
Global Joy Trip Technology (Beijing) Co Limited [Member]
System services fees from related party	The Group shall receive 2% of the total Gross Merchandise Volume (“GMV”) generated in Global Joy e-commerce platform as service fee